Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net
Property, equipment and software, net consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Building	92,747	92,747
Computer and electronic equipment	14,442	12,166
Software	11,782	7,990
Office furniture and equipment	1,161	601
Leasehold improvement	1,473	1,458
Vehicle	664	—

Total	122,269	114,962

Less: Accumulated depreciation and amortization	(15,061)	(19,267)

Property, equipment and software, net	107,208	95,695